UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bailard, Biehl & Kaiser, Inc.
Address: 950 Tower Lane, Suite 1900

         Foster City, CA  94404

13F File Number:  28-01707

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burnie E. Sparks, Jr.
Title:     President
Phone:     650-571-5800

Signature, Place, and Date of Signing:

     /s/  Burnie E. Sparks, Jr.     Foster City, CA     November 01, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $281,797 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES         COM                 002824100     3239    62470 SH       SOLE                    62470        0        0
ALLIANCE NO AMER GOVT INC   COM                 018715102       85    11443 SH       SOLE                    11443        0        0
AMERICAN CENTURY TWENT INTL COM                 025086109      111    14442 SH       SOLE                    14442        0        0
AMERICAN HOME PRODUCTS      COM                 026609107     1710    29363 SH       SOLE                    29363        0        0
AMERICAN INTL GROUP INC     COM                 026874107     8715   111733 SH       SOLE                   111733        0        0
AMGEN INC                   COM                 031162100     6258   106475 SH       SOLE                   106475        0        0
ANHEUSER BUSCH COS INC      COM                 035229103     1473    35170 SH       SOLE                    35170        0        0
AOL TIME WARNER INC         COM                 00184A105     2825    85362 SH       SOLE                    85362        0        0
AT&T CORP                   COM                 001957109     4014   207973 SH       SOLE                   207973        0        0
AT&T WIRELESS SERVICES INC  COM                 00209A106     1042    69720 SH       SOLE                    69720        0        0
BANK NEW YORK COMPANY       COM                 064057102      248     7090 SH       SOLE                     7090        0        0
BP PLC ADRS                 COM                 055622104      754    15328 SH       SOLE                    15328        0        0
BRISTOL-MYERS SQUIBB CO     COM                 110122108      735    13220 SH       SOLE                    13220        0        0
CHEVRON CORP                COM                 166751107      365     4311 SH       SOLE                     4311        0        0
CISCO SYSTEMS INC           COM                 17275R102     7788   639414 SH       SOLE                   639414        0        0
CITIGROUP INC               COM                 172967101     8843   218352 SH       SOLE                   218352        0        0
COMPAQ COMPUTER CORP        COM                 204493100       97    11700 SH       SOLE                    11700        0        0
CORNING INC                 COM                 219350105      218    24690 SH       SOLE                    24690        0        0
CORVIS CORP                 COM                 221009103       47    30621 SH       SOLE                    30621        0        0
DISNEY WALT CO              COM                 254687106     2135   114646 SH       SOLE                   114646        0        0
DOMINION RESOURCES INC (NEW)COM                 25746U109      356     6000 SH       SOLE                     6000        0        0
DU PONT (E I ) DE NEMOURS   COM                 263534109     1940    51704 SH       SOLE                    51704        0        0
DUKE POWER COMPANY          COM                 264399106     3365    88900 SH       SOLE                    88900        0        0
EMC CORPORATION MASS        COM                 268648102     1341   114150 SH       SOLE                   114150        0        0
ENRON CORP                  COM                 293561106     4670   171506 SH       SOLE                   171506        0        0
EXXON MOBIL CORP (NEW)      COM                 30231G102     9575   243010 SH       SOLE                   243010        0        0
FEDERAL NATL MTG ASSN       COM                 313586109    10490   131025 SH       SOLE                   131025        0        0
GENERAL ELECTRIC COMPANY    COM                 369604103    17240   463438 SH       SOLE                   463438        0        0
HEWLETT-PACKARD COMPANY     COM                 428236103      184    11450 SH       SOLE                    11450        0        0
HOME DEPOT INC              COM                 437076102      302     7861 SH       SOLE                     7861        0        0
INTEL CORPORATION           COM                 458140100     8574   419462 SH       SOLE                   419462        0        0
INTERNATIONAL BUSINESS MACH COM                 459200101    10126   110405 SH       SOLE                   110405        0        0
JANUS OVERSEAS FUND         FUND                471023846      467    26349 SH       SOLE                    26349        0        0
JOHNSON & JOHNSON           COM                 478160104    14036   253354 SH       SOLE                   253354        0        0
JP MORGAN CHASE & CO        COM                 46625H100     8352   244560 SH       SOLE                   244560        0        0
JUNIPER NETWORKS  INC       COM                 48203R104      171    17656 SH       SOLE                    17656        0        0
KIMBERLY CLARK              COM                 494368103     2164    34898 SH       SOLE                    34898        0        0
LEGGETT & PLATT INC         COM                 524660107     5203   266835 SH       SOLE                   266835        0        0
LOWES CO INC                COM                 548661107     7260   229380 SH       SOLE                   229380        0        0
MEDTRONIC INC               COM                 585055106      224     5153 SH       SOLE                     5153        0        0
MERCANTILE BANKSHARES       COM                 587405101      357     9000 SH       SOLE                     9000        0        0
MERCK & COMPANY INC         COM                 589331107     6586    98895 SH       SOLE                    98895        0        0
MICROSOFT CORP              COM                 594918104    11322   221257 SH       SOLE                   221257        0        0
MINNESOTA MINING & MFG CO   COM                 604059105      765     7777 SH       SOLE                     7777        0        0
NASDAQ-100 SHARES           COM                 631100104     4854   167483 SH       SOLE                   167483        0        0
NORTEL NETWORKS CORP (NEW)  COM                 656568102      271    48245 SH       SOLE                    48245        0        0
NOVARTIS AG - ADR           COM                 66987V109      218     5600 SH       SOLE                     5600        0        0
ONI SYSTEMS CORP            COM                 68273F103       43    10573 SH       SOLE                    10573        0        0
ORACLE CORP                 COM                 68389X105     1224    97311 SH       SOLE                    97311        0        0
PACIFIC CAPITAL BANCORP     COM                 69404P101      616    21271 SH       SOLE                    21271        0        0
PEPSICO INCORPORATED        COM                 713448108    11110   229069 SH       SOLE                   229069        0        0
PFIZER INC                  COM                 717081103     4273   106550 SH       SOLE                   106550        0        0
PHILIP MORRIS COMPANIES INC COM                 718154107     5302   109792 SH       SOLE                   109792        0        0
PROCTER AND GAMBLE CO       COM                 742718109     1929    26499 SH       SOLE                    26499        0        0
QWEST COMMUNICATIONS INTL   COM                 749121109     1476    88389 SH       SOLE                    88389        0        0
RAFAEL TOWN CENTER          COM                 75060003T     2229  2228683 SH       SOLE                  2228683        0        0
REDBACK NETWORKS            COM                 757209101       21    14669 SH       SOLE                    14669        0        0
ROYAL DUTCH PETROLEUM CO    COM                 780257804     9292   184912 SH       SOLE                   184912        0        0
S&P DEPOSITORY RECPT (SPDR) UNIT SER 1          78462F103     7429    71136 SH       SOLE                    71136        0        0
SBC COMMUNICATIONS INC      COM                 78387G103     5683   120608 SH       SOLE                   120608        0        0
SCHERING PLOUGH CORP        COM                 806605101      337     9090 SH       SOLE                     9090        0        0
ST PAUL COS                 COM                 792860108     4898   118833 SH       SOLE                   118833        0        0
SUN MICROSYSTEMS INC        COM                 866810104      658    79550 SH       SOLE                    79550        0        0
SYSCO CORP                  COM                 871829107     6588   257959 SH       SOLE                   257959        0        0
TEXAS INSTRUMENTS INC       COM                 882508104      970    38830 SH       SOLE                    38830        0        0
TYCO INTL LTD (NEW)         COM                 902124106     5781   127065 SH       SOLE                   127065        0        0
UNITED TECHNOLOGIES CORP    COM                 913017109     4373    94045 SH       SOLE                    94045        0        0
VALERO ENERGY CORP (NEW)    COM                 91913Y100     3708   105645 SH       SOLE                   105645        0        0
VERIZON COMMUNICATIONS      COM                 92343V104     7192   132912 SH       SOLE                   132912        0        0
WAL MART STORES INC         COM                 931142103    10272   207517 SH       SOLE                   207517        0        0
WELLS FARGO & CO (NEW)      COM                 949746101     5278   118734 SH       SOLE                   118734        0        0